Intangible Assets and Goodwill (Details) - Schedule of Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of goodwill [Abstract]
Balance beginning	$ 191,614	$ 4,726
Impairment charge for the year-ended December 31, 2022	(85,441)
Goodwill from acquisition of Appliances Connection		185,720
Goodwill from acquisition of Appliances Gallery		1,168
Balance ending	$ 106,173	$ 191,614